DEAN WITTER INTERNATIONAL SMALLCAP FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                         YORK 10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997

DEAR SHAREHOLDER:

During the six months ended November 30, 1997, global small-cap markets were generally weak, with the benchmark NatWest Markets Euro-Pacific Small Cap Index producing a total return of -14.11 percent in U.S. dollar terms. Larger companies outperformed smaller ones, with the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, the most commonly used international large-cap equity benchmark, returning -4.14 percent.

UNITED KINGDOM AND EUROPE

During the period under review, both U.K. and continental European small caps produced positive returns, of 5.80 percent and 8.30 percent, respectively. However, despite a period of relative outperformance during the volatile month of October, these small caps underperformed their large-cap counterparts, by
8.30 percent in the United Kingdom and 4.00 percent in continental Europe. In the United Kingdom, small-cap underperformance was a result of the sector's relatively low exposure to strongly performing U.K. banks and pharmaceuticals, which are dominated by large companies. In continental Europe the underperformance was the result of high cash flows into domestic mutual funds as well as restructurings and consolidations, which primarily benefited larger companies.

PACIFIC BASIN

The worst-performing markets during the period were those of the Pacific Basin, which fell 23.90 percent as a result of dramatic currency devaluations and resulting high interest rates as these countries sought to defend their currencies. Small-cap companies underperformed the broader market in the region by 7.7 percent -- falling by 31.60 percent. This underperformance was due to the fact that many larger companies were able to obtain some benefit from the region's currency weakness, while domestically biased small-cap stocks, with the exception of the export-based electronics sector, failed to benefit.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997, CONTINUED

Japanese smaller companies returned -14.40 percent, underperforming their large-cap counterparts by 8.8 percent. Again, this was a result of investors' attention focusing on the large export earners that could be expected to benefit from a weak yen. This underperformance was exacerbated in the latter part of the period by a number of high-profile bankruptcies, which turned investors' interest to larger, more resistent stocks.

PERFORMANCE AND PORTFOLIO

For the six-month period ended November 28, 1997, Dean Witter International SmallCap Fund produced a total return of -12.22 percent versus -14.11 percent for the NatWest Markets Euro-Pacific Small Cap Index and -6.14 percent for the Lipper International Small Company Funds Average.

The Fund's asset allocation was positive during the period, with the portfolio benefiting from overweightings in the strongly performing markets of Italy and Norway and underweightings in the poorly performing market of Japan. The Fund's stock selection was negative overall, with strong individual stock performance in Japan, the United Kingdom and the Pacific Basin being outweighed by poor performance in Continental Europe.

The Fund's portfolio consists of a geographically diversified selection of growth stocks, defined as companies we expect to deliver premium earnings growth to the market at prices that do not yet reflect this analysis. Such companies include, for example, the support services company Capita Group PLC in the United Kingdom, which provides outsourced office cleaning and management services, and Fininfo S.A. in France, a financial information services company that provides detailed information on niche markets in France, Scandinavia and Switzerland, allowing it to stave off competition from larger players such as Bloomberg. Both of these companies are presently showing superior earnings prospects derived from ongoing outsourcing of noncore activities by their client companies.

Certain companies involved in the development or exploitation of newer technologies are also demonstrating superior earnings growth. Such stocks in the portfolio include Nycomed Amersham PLC in the United Kingdom, which is involved in the development, manufacture and sale of specialized products for life science research, and Saes Getters SpA of Italy, the worldwide leader in "getter" technology, which is used to create and maintain vacuum and purified gas environments.

OUTLOOK

During the period under review, the Fund's Board of Trustees approved the selection of Morgan Stanley Asset Management Inc., an affiliate of Dean Witter InterCapital, to act as sub-adviser to the

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1997, CONTINUED

Fund. In addition, InterCapital proposed that the management agreement be amended to reduce the overall annual management fee that InterCapital receives from the Fund from an annual rate of 1.25 percent of the Fund's daily net assets to 1.15 percent of the Fund's daily net assets. The new sub-advisory agreement was approved by the shareholders at a special meeting held on November 25, 1997, to take effect on December 1, 1997. The results of the vote are as follows:

For..................................................................   4,848,537
Against..............................................................     166,468
Abstain..............................................................     668,312

Morgan Stanley Asset Management Inc. is a preeminent global financial services firm that maintains leading market positions in each of three primary businesses -- securities, asset management and credit services. Morgan Stanley Asset Management Inc. serves in various portfolio management and similar capacities to investment companies and pension plans and other institutional and individual investors. Morgan Stanley Asset Management Inc. replaces Morgan Grenfell Investment Services Limited as the Fund's sub-adviser and, going forward, will provide the Fund with investment advice and portfolio management relating to the Fund's investments, subject to the overall supervision of Dean Witter InterCapital, the Fund's Investment Manager.

We remain positive regarding the outlook for international smaller companies and the investment prospects for the Fund. Small-cap stocks now appear to be attractively valued, relative to large caps, in all regions for 1998. Indeed, Japanese small caps now trade below their historical valuation range relative to large caps. Furthermore, we observe that the earnings of smaller companies are generally stronger than those of large caps in every geographic region the Fund intends to invest in.

We appreciate your support of Dean Witter International SmallCap Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON AND PREFERRED STOCKS,
           BONDS AND RIGHTS (78.1%)
           AUSTRALIA (1.6%)
           APPLIANCES & HOUSEHOLD DURABLES
 121,730   McPherson's Ltd.........................................................................  $   137,611
                                                                                                     -----------
           MANUFACTURING
  79,000   Pacific BBA Ltd.........................................................................      244,785
                                                                                                     -----------
           OIL - EXPLORATION & PRODUCTION
 100,000   Novus Petroleum Ltd.....................................................................      303,045
                                                                                                     -----------
           RETAIL - FOOD CHAINS
  65,000   Foodland Associated Ltd.................................................................      486,915
                                                                                                     -----------

           TOTAL AUSTRALIA.........................................................................    1,172,356
                                                                                                     -----------

           AUSTRIA (1.2%)
           CONSUMER PRODUCTS
  12,770   Wolford AG..............................................................................      921,186
                                                                                                     -----------

           DENMARK (0.1%)
           ELECTRONIC COMPONENTS
   1,083   William Demant Holding..................................................................       53,643
                                                                                                     -----------

           FINLAND (1.5%)
           FOOD PROCESSING
  20,560   Cultor Oy (Series "1")..................................................................    1,117,622
                                                                                                     -----------

           FRANCE (3.8%)
           COMPUTER SOFTWARE & SERVICES
   1,750   Fininfo S.A.............................................................................      207,294
                                                                                                     -----------
           PHARMACEUTICALS
  63,450   Genset (ADR)*...........................................................................    1,407,797
                                                                                                     -----------
           RETAIL - SPECIALTY
   6,214   Grand Optical Photoservice..............................................................    1,075,712
                                                                                                     -----------
           TEXTILES
   1,158   Deveaux S.A.............................................................................      137,169
                                                                                                     -----------

           TOTAL FRANCE............................................................................    2,827,972
                                                                                                     -----------

           GERMANY (5.6%)
           INSURANCE
   2,270   Marschollek, Lautenschlaeger und Partner AG (Pref.).....................................      560,430
                                                                                                     -----------
           MEDICAL SERVICES
   2,510   Rhoen-Klinikum AG (Pref.)...............................................................      251,569
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           MISCELLANEOUS MATERIALS &
           COMMODITIES
   5,611   SGL Carbon AG...........................................................................  $   722,821
                                                                                                     -----------
           MULTI-INDUSTRY
   1,149   Hugo Boss AG (Pref.)....................................................................    1,528,964
                                                                                                     -----------
           PHOTOGRAPHY
   4,360   CeWe Color Holdings AG..................................................................      987,543
                                                                                                     -----------
           RETAIL - SPECIALTY
   3,930   Moebel Walther AG.......................................................................      104,592
                                                                                                     -----------

           TOTAL GERMANY...........................................................................    4,155,919
                                                                                                     -----------

           HONG KONG (0.6%)
           ENGINEERING
 160,000   Hong Kong Aircraft Engineering Co., Ltd.................................................      441,926
                                                                                                     -----------

           ITALY (3.9%)
           ELECTRONICS & ELECTRICAL
  27,228   Gewiss SpA..............................................................................      503,613
                                                                                                     -----------
           MANUFACTURING
  82,244   Industrie Natuzzi SpA (ADR).............................................................    1,768,246
  33,936   SAES Getters Di Risp....................................................................      336,400
  16,508   SAES Getters SpA........................................................................      271,939
                                                                                                     -----------
                                                                                                       2,376,585
                                                                                                     -----------

           TOTAL ITALY.............................................................................    2,880,198
                                                                                                     -----------

           JAPAN (22.0%)
           APPAREL
  17,900   World Co., Ltd..........................................................................      488,182
                                                                                                     -----------
           AUTO TRUCKS & PARTS
  76,000   NGK Spark Plug Co., Ltd.................................................................      497,335
  20,000   Yasunaga Corp...........................................................................      152,038
                                                                                                     -----------
                                                                                                         649,373
                                                                                                     -----------
           BEVERAGES
  15,300   Itoen, Ltd..............................................................................      350,125
                                                                                                     -----------
           BUILDING & CONSTRUCTION
  40,000   Kaneshita Construction..................................................................      244,514
                                                                                                     -----------
           BUILDING MATERIALS
  38,000   Ibiden Co., Ltd.........................................................................      622,414
  24,000   Nichiha Corp............................................................................      188,088
                                                                                                     -----------
                                                                                                         810,502
                                                                                                     -----------
           BUSINESS SERVICES
  16,000   Nichii Gakkan Co........................................................................      520,376
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           CHEMICALS
  45,000   Mitsubishi Gas Chemical Co..............................................................  $   122,375
  80,000   Sumitomo Bakelite Co., Ltd..............................................................      532,915
                                                                                                     -----------
                                                                                                         655,290
                                                                                                     -----------
           COMPUTERS
  22,000   Meitec..................................................................................      681,034
                                                                                                     -----------
           ELECTRONIC & ELECTRICAL EQUIPMENT
  27,000   Mitsui High-Tec.........................................................................      535,345
                                                                                                     -----------
           ELECTRONIC COMPONENTS
  70,000   Dainippon Screen Manufacturing Co., Ltd.................................................      410,893
  21,000   Mitsumi Electric Co., Ltd...............................................................      353,840
   7,000   Tokyo Seimitsu..........................................................................      164,577
                                                                                                     -----------
                                                                                                         929,310
                                                                                                     -----------
           ELECTRONICS
  24,000   Aiwa Co., Ltd...........................................................................      571,787
   8,000   Nidec Corp..............................................................................      326,019
Y 26,000   Nippon Densan Corp. 1.00% 09/30/03 (Conv.)..............................................      278,135
   2,700   Nitto Kohki Co., Ltd....................................................................       34,914
                                                                                                     -----------
                                                                                                       1,210,855
                                                                                                     -----------
           ELECTRONICS - SEMICONDUCTORS/COMPONENTS
  15,000   Shinko Electric Industries Co., Ltd.....................................................      605,407
                                                                                                     -----------
           HAND TOOLS
  13,000   Disco Corp..............................................................................      366,771
                                                                                                     -----------
           HEALTH & PERSONAL CARE
  15,000   Aderans Co., Ltd........................................................................      356,191
                                                                                                     -----------
           HOME BUILDING
     500   Higashi Nihon House.....................................................................        2,931
                                                                                                     -----------
           LEISURE TIME
  12,100   H.I.S. Co., Ltd.........................................................................      284,483
                                                                                                     -----------
           MACHINERY
  26,300   Misumi Corp.............................................................................      424,592
  11,600   Shima Seiki Manufacturing Ltd...........................................................      485,455
                                                                                                     -----------
                                                                                                         910,047
                                                                                                     -----------
           MACHINERY & MACHINE TOOLS
  17,000   Fuji Machine Manufacturing Co., Ltd.....................................................      487,618
   9,000   Nippon Thompson Co......................................................................       50,854
 100,000   OSG Corp................................................................................      564,263
  39,000   Tsudakoma...............................................................................       91,693
                                                                                                     -----------
                                                                                                       1,194,428
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           MEDICAL SUPPLIES
  15,000   Terumo Corp.............................................................................  $   235,110
                                                                                                     -----------
           METALS & MINING
  33,000   Sumitomo Sitix Corp.....................................................................      574,138
                                                                                                     -----------
           METALS - MISCELLANEOUS
  23,000   Sumitomo Special Metals.................................................................      493,887
                                                                                                     -----------
           MISCELLANEOUS MATERIALS & COMMODITIES
  12,200   Fujimi Inc..............................................................................      525,862
  25,000   Toshiba Ceramics Co., Ltd...............................................................      106,779
                                                                                                     -----------
                                                                                                         632,641
                                                                                                     -----------
           OFFICE EQUIPMENT
   6,000   Riso Kagaku.............................................................................      341,850
                                                                                                     -----------
           REAL ESTATE
  35,700   Chubu Sekiwa Real Estate, Ltd...........................................................      251,802
                                                                                                     -----------
           RETAIL
  14,500   Ministop Co., Ltd.......................................................................      373,864
   8,500   Otsuka Kagu Ltd.........................................................................      424,334
                                                                                                     -----------
                                                                                                         798,198
                                                                                                     -----------
           RETAIL - GENERAL MERCHANDISE
  11,000   Circle K Japan Co., Ltd.................................................................      552,586
                                                                                                     -----------
           RETAIL - SPECIALTY
   3,000   Shimachu Co., Ltd.......................................................................       55,486
                                                                                                     -----------
           STEEL & IRON
  40,000   Yamato Kogyo Co., Ltd...................................................................      307,837
                                                                                                     -----------
           TEXTILES
 140,000   Nitto Boseki Co., Ltd...................................................................      414,734
                                                                                                     -----------
           TEXTILES - APPAREL
  24,000   Shimamura Co., Ltd......................................................................      489,028
                                                                                                     -----------
           TRANSPORTATION
  14,000   Kanto Seino Transportation..............................................................      228,213
                                                                                                     -----------

           TOTAL JAPAN.............................................................................   16,170,674
                                                                                                     -----------

           NETHERLANDS (5.8%)
           COMPUTER SOFTWARE
  19,228   Baan Co., NV*...........................................................................    1,379,778
                                                                                                     -----------
           HARDWARE & TOOLS
  30,764   Aalberts Industries NV..................................................................      780,694
                                                                                                     -----------
           TRANSPORTATION
  22,369   IHC Caland NV...........................................................................    1,190,391
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           TRANSPORTATION - SHIPPING
  26,534   Koninklijke Van Ommeren NV..............................................................  $   920,023
                                                                                                     -----------

           TOTAL NETHERLANDS.......................................................................    4,270,886
                                                                                                     -----------

           NORWAY (0.6%)
           ELECTRONICS & ELECTRICAL
  29,663   Sensonor AS*............................................................................      127,703
                                                                                                     -----------
           TRANSPORTATION - MISCELLANEOUS
  87,201   NCL Holdings (Rights)*..................................................................        1,211
  87,201   NCL Holdings ASA*.......................................................................      325,761
                                                                                                     -----------
                                                                                                         326,972
                                                                                                     -----------
           TOTAL NORWAY............................................................................      454,675
                                                                                                     -----------

           SINGAPORE (1.0%)
           ELECTRONIC & ELECTRICAL EQUIPMENT
  56,000   Elec & Eltek International Co., Ltd.....................................................      411,600
                                                                                                     -----------
           ELECTRONICS & ELECTRICAL
  85,000   Venture Manufacturing Ltd...............................................................      314,617
                                                                                                     -----------

           TOTAL SINGAPORE.........................................................................      726,217
                                                                                                     -----------

           SPAIN (0.1%)
           MACHINERY - DIVERSIFIED
     459   Azkoyen S.A.............................................................................       49,199
                                                                                                     -----------

           SWEDEN (0.7%)
           MISCELLANEOUS
  19,772   Assa Abloy AB (Series B)................................................................      488,576
                                                                                                     -----------
           SWITZERLAND (5.6%)
           CONGLOMERATES
   1,078   Kardex AG...............................................................................      286,389
                                                                                                     -----------
           FOOD SERVICES
   5,906   Selecta Group*..........................................................................      790,723
                                                                                                     -----------
           HEALTH & PERSONAL CARE
     499   Ares-Serono Group (B Shares)............................................................      865,712
                                                                                                     -----------
           MACHINERY
     330   SIG Schweizerische Industrie - Gesellschaft Holding AG - Bearer.........................      855,881
                                                                                                     -----------
           RETAIL - FOOD CHAINS
   1,876   Valora Holding AG.......................................................................      394,505
                                                                                                     -----------

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           TRANSPORTATION
     724   Sairgroup*..............................................................................  $   944,458
                                                                                                     -----------

           TOTAL SWITZERLAND.......................................................................    4,137,668
                                                                                                     -----------

           UNITED KINGDOM (24.0%)
           AUTO PARTS - ORIGINAL EQUIPMENT
  96,958   BBA Group PLC...........................................................................      615,199
  43,954   Henlys Group PLC........................................................................      303,365
  76,206   Laird Group PLC.........................................................................      546,540
  80,483   UPF Group PLC...........................................................................      105,936
                                                                                                     -----------
                                                                                                       1,571,040
                                                                                                     -----------
           BROADCAST MEDIA
 189,697   General Cable PLC*......................................................................      310,510
                                                                                                     -----------
           BUILDING MATERIALS
  92,317   Hepworth PLC............................................................................      375,442
 566,666   Ibstock PLC.............................................................................      497,249
  99,954   SIG PLC.................................................................................      482,403
                                                                                                     -----------
                                                                                                       1,355,094
                                                                                                     -----------
           CHEMICALS
 102,130   Scapa Group.............................................................................      386,051
                                                                                                     -----------
           COMMERCIAL SERVICES
  73,550   Capita Group PLC........................................................................      407,099
                                                                                                     -----------
           COMPUTER SERVICES
  60,000   ISA International PLC...................................................................       81,000
                                                                                                     -----------
           CONGLOMERATES
  26,180   Charter PLC.............................................................................      318,971
                                                                                                     -----------
           CONTAINERS - PAPER
  29,097   David S. Smith Holdings PLC.............................................................       98,693
                                                                                                     -----------
           ELECTRONIC & ELECTRICAL EQUIPMENT
  74,798   Fairey Group PLC........................................................................      699,583
                                                                                                     -----------
           ENTERTAINMENT
  92,157   London Clubs International PLC..........................................................      410,560
                                                                                                     -----------
           FINANCIAL SERVICES
 852,528   Rutland Trust PLC.......................................................................      719,321
                                                                                                     -----------
           FOOD PROCESSING
 183,015   Devro PLC...............................................................................    1,244,616
                                                                                                     -----------
           HOUSEHOLD FURNISHINGS & APPLIANCES
 125,341   MFI Furniture Group PLC.................................................................      260,161
                                                                                                     -----------
           MACHINERY & MACHINE TOOLS
  11,755   Spirax-Sarco Engineering PLC............................................................      108,109
                                                                                                     -----------
           MANUFACTURING
 152,821   Bunzl PLC...............................................................................      586,689
  70,780   Glynwed International PLC...............................................................      272,326

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
 110,114   Trinity Holdings PLC....................................................................  $   583,467
  56,997   Vitec Group PLC.........................................................................      605,949
  25,219   Vosper Thornycroft Holdings PLC.........................................................      360,884
                                                                                                     -----------
                                                                                                       2,409,315
                                                                                                     -----------
           PHARMACEUTICALS
   8,372   Nycomed Amersham PLC....................................................................      282,555
                                                                                                     -----------
           PUBLISHING
  33,211   Daily Mail & General Trust (Class A)....................................................    1,011,586
 156,479   Mirror Group PLC........................................................................      499,070
                                                                                                     -----------
                                                                                                       1,510,656
                                                                                                     -----------
           REAL ESTATE
 104,718   Bradford Property Trust PLC.............................................................      507,162
  83,467   Capital Shopping Centers PLC............................................................      581,713
  85,693   Pillar Property Investments PLC.........................................................      405,623
                                                                                                     -----------
                                                                                                       1,494,498
                                                                                                     -----------
           RESTAURANTS
  19,135   Compass Group PLC.......................................................................      228,615
                                                                                                     -----------
           RETAIL - SPECIALTY
  76,063   Arriva PLC..............................................................................      489,590
  93,619   Christies International PLC.............................................................      358,619
                                                                                                     -----------
                                                                                                         848,209
                                                                                                     -----------
           TELECOMMUNICATIONS
 244,525   Securicor PLC...........................................................................    1,147,128
                                                                                                     -----------
           TRANSPORTATION
  40,032   Associated British Ports Holdings PLC...................................................      189,827
  52,509   Forth Ports PLC.........................................................................      524,565
  82,503   Stagecoach Holdings PLC.................................................................    1,049,748
                                                                                                     -----------
                                                                                                       1,764,140
                                                                                                     -----------

           TOTAL UNITED KINGDOM....................................................................   17,655,924
                                                                                                     -----------

           TOTAL COMMON AND PREFERRED STOCKS, BONDS AND RIGHTS
           (IDENTIFIED COST $55,380,544)...........................................................   57,524,641
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (a) (17.0%)
           U.S. GOVERNMENT AGENCIES
$  1,000   Federal Farm Credit Bank 5.46% due 12/01/97.............................................  $ 1,000,000
  11,500   Federal Home Loan Mortgage Corp. 5.63% due 12/01/97.....................................   11,500,000
                                                                                                     -----------

           TOTAL SHORT-TERM INVESTMENTS
           (AMORTIZED COST $12,500,000)............................................................   12,500,000
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $67,880,544) (b)..........................................................   95.1 %   70,024,641

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    4.9      3,592,630
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 73,617,271
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,642,029 and the aggregate gross unrealized depreciation is $5,497,932, resulting in net unrealized appreciation of $2,144,097.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS NOVEMBER 30, 1997 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Apparel............................................................................  $   488,182       0.7  %
Appliances & Household Durables....................................................      137,611       0.2
Auto Parts - Original Equipment....................................................    1,571,040       2.1
Auto Trucks & Parts................................................................      649,373       0.9
Beverages..........................................................................      350,125       0.5
Broadcast Media....................................................................      310,510       0.4
Building & Construction............................................................      244,514       0.3
Building Materials.................................................................    2,165,596       2.9
Business Services..................................................................      520,376       0.7
Chemicals..........................................................................    1,041,341       1.4
Commercial Services................................................................      407,099       0.5
Computer Services..................................................................       81,000       0.1
Computer Software..................................................................    1,379,778       1.9
Computer Software & Services.......................................................      207,294       0.3
Computers..........................................................................      681,034       0.9
Conglomerates......................................................................      605,360       0.8
Consumer Products..................................................................      921,186       1.2
Containers - Paper.................................................................       98,693       0.1
Electronic & Electrical Equipment..................................................    1,646,528       2.2
Electronic Components..............................................................      982,953       1.3
Electronics........................................................................    1,210,855       1.6
Electronics & Electrical...........................................................      945,933       1.3
Electronics - Semiconductors/Components............................................      605,407       0.8
Engineering........................................................................      441,926       0.6
Entertainment......................................................................      410,560       0.6
Financial Services.................................................................      719,321       1.0
Food Processing....................................................................    2,362,238       3.2
Food Services......................................................................      790,723       1.1
Hand Tools.........................................................................      366,771       0.5
Hardware & Tools...................................................................      780,694       1.1
Health & Personal Care.............................................................    1,221,903       1.7
Home Building......................................................................        2,931       0.0
Household Furnishings & Appliances.................................................      260,161       0.4
Insurance..........................................................................      560,430       0.8
Leisure Time.......................................................................      284,483       0.4
Machinery..........................................................................    1,765,928       2.4
Machinery & Machine Tools..........................................................    1,302,537       1.8

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Machinery - Diversified............................................................  $    49,199       0.1  %
Manufacturing......................................................................    5,030,685       6.8
Medical Services...................................................................      251,569       0.3
Medical Supplies...................................................................      235,110       0.3
Metals & Mining....................................................................      574,138       0.8
Metals - Miscellaneous.............................................................      493,887       0.7
Miscellaneous......................................................................      488,576       0.7
Miscellaneous Materials & Commodities..............................................    1,355,462       1.8
Multi-Industry.....................................................................    1,528,964       2.1
Office Equipment...................................................................      341,850       0.5
Oil - Exploration & Production.....................................................      303,045       0.4
Pharmaceuticals....................................................................    1,690,352       2.3
Photography........................................................................      987,543       1.3
Publishing.........................................................................    1,510,656       2.1
Real Estate........................................................................    1,746,300       2.4
Restaurants........................................................................      228,615       0.3
Retail.............................................................................      798,198       1.1
Retail - Food Chains...............................................................      881,420       1.2
Retail - General Merchandise.......................................................      552,586       0.8
Retail - Specialty.................................................................    2,083,999       2.8
Steel & Iron.......................................................................      307,837       0.4
Telecommunications.................................................................    1,147,128       1.6
Textiles...........................................................................      551,903       0.7
Textiles - Apparel.................................................................      489,028       0.7
Transportation.....................................................................    4,127,202       5.6
Transportation - Miscellaneous.....................................................      326,972       0.4
Transportation - Shipping..........................................................      920,023       1.2
U.S. Government Agencies...........................................................   12,500,000      17.0
                                                                                     -----------       ---
                                                                                     $70,024,641      95.1  %
                                                                                     -----------       ---
                                                                                     -----------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $54,904,332      74.6  %
Convertible Bond...................................................................      278,135       0.4
Preferred Stocks...................................................................    2,340,963       3.1
Rights.............................................................................        1,211       0.0
Short-Term Investments.............................................................   12,500,000      17.0
                                                                                     -----------       ---
                                                                                     $70,024,641      95.1  %
                                                                                     -----------       ---
                                                                                     -----------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $67,880,544)...............................................................  $ 70,024,641
Cash..........................................................................................       661,456
Receivable for:
    Investments sold..........................................................................     3,019,573
    Dividends.................................................................................        66,117
    Foreign withholding taxes reclaimed.......................................................        51,008
    Shares of beneficial interest sold........................................................        31,456
Deferred organizational expenses..............................................................        55,713
Prepaid expenses and other assets.............................................................        54,110
                                                                                                ------------
     TOTAL ASSETS.............................................................................    73,964,074
                                                                                                ------------
LIABILITIES:
Payable for:
    Investment management fee.................................................................        78,433
    Investments purchased.....................................................................        67,709
    Plan of distribution fee..................................................................        62,713
    Shares of beneficial interest repurchased.................................................        37,908
Accrued expenses and other payables...........................................................       105,773
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       352,536
                                                                                                ------------
     NET ASSETS...............................................................................  $ 73,611,538
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $ 96,259,425
Net unrealized appreciation...................................................................     2,090,966
Accumulated net investment loss...............................................................    (2,495,021)
Accumulated net realized loss.................................................................   (22,243,832)
                                                                                                ------------
     NET ASSETS...............................................................................  $ 73,611,538
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................       $29,036
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         3,700
     NET ASSET VALUE PER SHARE................................................................         $7.85
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................         $8.28
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................   $73,438,142
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     9,378,000
     NET ASSET VALUE PER SHARE................................................................         $7.83
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................       $67,332
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         8,598
     NET ASSET VALUE PER SHARE................................................................         $7.83
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................       $77,028
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         9,803
     NET ASSET VALUE PER SHARE................................................................         $7.86
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997* (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $69,055 foreign withholding tax)............................................  $    690,123
Interest......................................................................................        63,234
                                                                                                ------------

     TOTAL INCOME.............................................................................       753,357
                                                                                                ------------

EXPENSES
Investment management fee.....................................................................       585,886
Plan of distribution fee (Class A shares).....................................................            26
Plan of distribution fee (Class B shares).....................................................       468,357
Plan of distribution fee (Class C shares).....................................................           206
Transfer agent fees and expenses..............................................................       117,039
Custodian fees................................................................................        49,058
Shareholder reports and notices...............................................................        44,351
Registration fees.............................................................................        36,186
Professional fees.............................................................................        34,226
Organizational expenses.......................................................................        18,730
Trustees' fees and expenses...................................................................         6,431
Other.........................................................................................         7,600
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     1,368,096
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................      (614,739)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments...............................................................................     2,445,466
    Foreign exchange transactions.............................................................      (247,488)
                                                                                                ------------

     NET GAIN.................................................................................     2,197,978
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (12,418,970)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       (51,189)
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (12,470,159)
                                                                                                ------------

     NET LOSS.................................................................................   (10,272,181)
                                                                                                ------------

NET DECREASE..................................................................................  $(10,886,920)
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                              MONTHS ENDED    FOR THE YEAR
                                                              NOVEMBER 30,        ENDED
                                                                  1997*       MAY 31, 1997
-------------------------------------------------------------------------------------------
                                                               (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................  $   (614,739)   $  (1,703,229)
Net realized gain (loss)....................................     2,197,978      (14,228,804)
Net change in unrealized appreciation/depreciation..........   (12,470,159)         756,452
                                                              -------------   -------------

     NET DECREASE...........................................   (10,886,920)     (15,175,581)

Dividends to shareholders from net investment income --
  Class B shares............................................       --            (5,142,946)
Net decrease from transactions in shares of beneficial
  interest..................................................   (20,809,727)     (20,347,659)
Capital contribution........................................       --               720,000
                                                              -------------   -------------

     NET DECREASE...........................................   (31,696,647)     (39,946,186)

NET ASSETS:
Beginning of period.........................................   105,308,185      145,254,371
                                                              -------------   -------------

     END OF PERIOD
    (INCLUDING AN ACCUMULATED NET INVESTMENT LOSS OF
    $2,495,021 AND DIVIDENDS IN EXCESS OF NET INVESTMENT
    INCOME OF $1,880,282, RESPECTIVELY).....................  $ 73,611,538    $ 105,308,185
                                                              -------------   -------------
                                                              -------------   -------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

I. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.25% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,323,221 at November 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended November 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $205,972 and received $1,648 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1997 aggregated $28,276,974 and $60,822,760, respectively.

At November 30, 1997, the Fund's receivable for investments sold included unsettled trades with affiliates of the Sub-Adviser of $2,776,435.

For the six months ended November 30, 1997, the Fund incurred brokerage commissions of $1,681 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,500.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                  FOR THE YEAR
                                                                          MONTHS ENDED                      ENDED
                                                                        NOVEMBER 30, 1997               MAY 31, 1997
                                                                   ---------------------------   ---------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                                   -----------   -------------   -----------   -------------
CLASS A SHARES*
Sold.............................................................        4,080   $      36,257       --             --
Redeemed.........................................................         (380)         (3,000)      --             --
                                                                   -----------   -------------   -----------   -------------
Net increase -- Class A..........................................        3,700          33,257       --             --
                                                                   -----------   -------------   -----------   -------------

CLASS B SHARES
Sold.............................................................      612,426       5,354,198     2,242,741   $  21,576,152
Reinvestment of dividends........................................      --             --             534,196       4,743,655
Redeemed.........................................................   (3,044,434)    (26,351,026)   (5,096,720)    (46,667,466)
                                                                   -----------   -------------   -----------   -------------
Net decrease -- Class B..........................................   (2,432,008)    (20,996,828)   (2,319,783)    (20,347,659)
                                                                   -----------   -------------   -----------   -------------

CLASS C SHARES*
Sold.............................................................        8,598          75,915       --             --
                                                                   -----------   -------------   -----------   -------------

CLASS D SHARES*
Sold.............................................................        9,803          77,929       --             --
                                                                   -----------   -------------   -----------   -------------
Net decrease in Fund.............................................   (2,409,907)  $ (20,809,727)   (2,319,783)  $ (20,347,659)
                                                                   -----------   -------------   -----------   -------------
                                                                   -----------   -------------   -----------   -------------

---------------------

 *   For the period July 28, 1997 (issue date) through November 30, 1997.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1997 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

At May 31, 1997, the Fund had a net capital loss carryover of approximately $8,489,000 of which $7,034,000 will be available through May 31, 2004 and $1,455,000 which will be available through May 31, 2005 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $15,832,000 and $79,000, respectively during fiscal 1997.

As of May 31, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase put options on foreign currencies in which the securities are denominated to hedge against adverse foreign currency and market risk.

Forward contracts and purchased put options on foreign currency involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 1997, there were no outstanding forward contracts or purchased put options.

8. SUBSEQUENT EVENT

On November 25, 1997, the Fund's shareholders approved a new Sub-Advisory Agreement with Morgan Stanley Asset Management Inc. The new Sub-Advisory Agreement became effective December 1, 1997. At the same time that the new Sub-Advisory Agreement took effect, the Investment Manager and the Fund amended the Investment Management Agreement to reduce the annual management fee from an annual rate of 1.25% of the Fund's daily net assets to 1.15% of the Fund's daily net assets.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                                        FOR THE PERIOD
                                               MONTHS ENDED      FOR THE YEAR     FOR THE YEAR     JULY 29, 1994*
                                               NOVEMBER 30,         ENDED            ENDED            THROUGH
                                                 1997**++        MAY 31, 1997     MAY 31, 1996      MAY 31, 1995
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period.........    $  8.92           $  10.28         $   8.54          $ 10.00
                                                  ------             ------           ------           ------

Net investment loss..........................      (0.06)             (0.16)           (0.08)           (0.08)
Net realized and unrealized gain (loss)......      (1.03)             (0.88)            1.82            (1.38)
                                                  ------             ------           ------           ------

Total from investment operations.............      (1.09)             (1.04)            1.74            (1.46)
                                                  ------             ------           ------           ------

Dividends from net investment income:........     --                 (0.38)           --               --
                                                  ------             ------           ------           ------

Capital contribution.........................     --                   0.06           --               --
                                                  ------             ------           ------           ------

Net asset value, end of period...............    $  7.83           $   8.92         $  10.28          $  8.54
                                                  ------             ------           ------           ------
                                                  ------             ------           ------           ------

TOTAL INVESTMENT RETURN+.....................     (12.22)%(1)         (9.52)%(3)       20.37%          (14.60)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................       2.92%(2)           2.89%            2.85%            2.90%(2)

Net investment loss..........................      (1.31)%(2)         (1.34)%          (1.09)%          (1.12)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......    $73,438           $105,308         $145,254          $93,729

Portfolio turnover rate......................         32%(1)             46%              44%              41%(1)

Average commission rate paid.................    $0.0114            $0.0030          $0.0069           --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Includes voluntary capital contribution from Sub-Adviser, the effect of which was to increase total return by 0.59%.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  8.96
                                                                             ------
Net investment loss...................................................        (0.03)
Net realized and unrealized loss......................................        (1.08)
                                                                             ------
Total from investment operations......................................        (1.11)
                                                                             ------
Net asset value, end of period........................................      $  7.85
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................       (12.39)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.23%(2)
Net investment loss...................................................        (1.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $29
Portfolio turnover rate...............................................           32%(1)
Average commission rate paid..........................................      $0.0114

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................        $8.96
                                                                             ------
Net investment loss...................................................        (0.05)
Net realized and unrealized loss......................................        (1.08)
                                                                             ------
Total from investment operations......................................        (1.13)
                                                                             ------
Net asset value, end of period........................................        $7.83
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................       (12.61)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         3.00%(2)
Net investment loss...................................................        (1.83)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $67
Portfolio turnover rate...............................................           32%(1)
Average commission rate paid..........................................      $0.0114

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          NOVEMBER 30,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  8.96
                                                                             ------

Net investment loss...................................................        (0.03)

Net realized and unrealized loss......................................        (1.07)
                                                                             ------

Total from investment operations......................................        (1.10)
                                                                             ------

Net asset value, end of period........................................      $  7.86
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................       (12.28)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.12%(2)

Net investment loss...................................................        (1.01)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $77

Portfolio turnover rate...............................................           32%(1)

Average commission rate paid..........................................      $0.0114

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISER

Morgan Grenfell Investment Services Limited




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
INTERNATIONAL
SMALLCAP FUND


[GRAPHIC]


SEMIANNUAL REPORT
NOVEMBER 30, 1997